12. Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
CAPITAL STOCK

12. CAPITAL STOCK

Series I Preferred Stock

During the three months ended September 30, 2019, the Company issued 250,000,000 shares of Series I Preferred Stock to officers of the Company, which were granted during year ended December 31, 2018. See Note 8, for more details.

Common Stock

During the three months ended September 30, 2019, the Company issued 424,005,644 shares for conversion of convertible notes payable (see Footnote 10).

12.	CAPITAL STOCK

2017

During the first quarter of 2017, the Company filed Amended Articles of Incorporation with the Secretary of State of Florida to amend the rights and privileges for series of Preferred Stock, and to authorize the issuance of Series I, F1, G1, H1, J1 and K1 Preferred Stock, which was effective on April 26, 2017.

Series A Preferred Stock

The Company has designated four shares of preferred stock as Series A Preferred Stock (“Series A”), with a par value of $.0001 per share, of which one share of preferred stock was issued and outstanding as of December 31, 2017 and December 31, 2016. Series A is authorized to have four shares which do not bear dividends and converts to common shares at four times the sum of: all shares of Common Stock issued and outstanding at time of conversion plus all shares of Series B Preferred Stock issued and outstanding at time of conversion divided by the number of issued Class A shares at the time of conversion, and have voting rights four times the sum of: all shares of Common Stock issued and outstanding at time of voting plus all shares of Series B Preferred Stocks issued and outstanding at time of voting divided by the number of Class A shares issued at the time of voting.

Series B Preferred Stock

The Company has designated 3,000,000 shares of preferred stock as Series B Preferred Stock (“Series B”), with a par value $0.001 and $2.50 price per share, of which 2,798,205 shares of Series B preferred stock were issued and outstanding as of December 31, 2017. Shares of Series B are anti-dilutive to reverse splits. The conversion rate of shares of Series B, however, would increase proportionately in the case of forward splits, and may not be diluted by a reverse split following a forward split. Series B is awarded “Voting Right” at the ratio of 1 vote per share owned. Each one share of Series B converts to 5 shares of Common Stock. The price of each share of Series B may be changed either through a majority vote of the Board of Directors through a resolution at a meeting of the Board of Directors, or through a resolution passed at an Action Without Meeting of the unanimous Board of Directors, until such time as a listed secondary and/or listed public market develops for the shares.

During the year ended December 31, 2016, 591,997 shares of Series B Preferred Stock were converted into 2,959,985 shares of Common Stock of the Company per the preferred shareholder’s instruction.

During the first quarter of 2017, 1,406,829 shares of Series B Preferred Stock were converted into 7,034,145 shares of Common Stock of the Company per the preferred shareholder’s instruction.

On March 30, 2017, the Company issued 24,000 shares of Series B Preferred Stock to settle legal expenses of $60,000. Based on the price of $.9075 per share for the Series B Preferred Stock, which was determined by the market price of common stock at $.1815 per share on the issuance date multiplied by the conversion ratio of 1:5, the fair value of the stock issuance of Series B Preferred Stock was $21,780, resulting in gain from extinguishment of debt in amount of $38,220.

During the second quarter of 2017, 193,904 shares of Series B Preferred Stock were converted into 969,520 shares of Common Stock of the Company per the preferred shareholder’s instruction.

On June 27, 2017, the Company issued 15,906 shares of Series B Preferred Stock to 2 different consultants for services rendered. Based on the price of $.3995 per share for the Series B Preferred Stock, which was determined by the market price of common stock at $.0799 per share on the issuance date multiplied by the conversion ratio of 1:5, the fair value of the stock issuance of Series B Preferred Stock was $6,354, which was recorded as stock based compensation during the six months ended June 30, 2017.

During the third quarter of 2017, 20,999 shares of Series B Preferred Stock were converted into 104,995 shares of Common Stock of the Company per the preferred shareholder’s instruction.

During the fourth quarter of 2017, 6,000 shares of Series B Preferred Stock were converted into 30,000 shares of Common Stock of the Company per the preferred shareholder’s instruction.

Series C Preferred Stock

The Company has designated 500 shares of preferred stock as Series C Preferred Stock (“Series C”), with a par value of $.001 per share, of which 117 shares were issued and outstanding as of December 31, 2017. Shares of Series C are non-dilutive to reverse splits. The conversion rate of shares of Series C, however, would increase proportionately in the case of forward splits, and may not be diluted by a reverse split following a forward split. Each one share of Series C converts to 100,000 shares of Common Stock. Each share of Series C shall have one vote for any election or other vote placed before the shareholders of the Company. The price of each share of Series C may be changed either through a majority vote of the Board of Directors through a resolution at a meeting of the Board of Directors, or through a resolution passed at an Action Without Meeting of the unanimous Board of Directors, until such time as a listed secondary and/or listed public market develops for the shares. Shares of Series C may not be converted into shares of Common Stock for a period of: a) six months after purchase, if the Company voluntarily or involuntarily files public reports pursuant to Section 12 or 15 of the Securities Exchange Act of 1934; or b) 12 months if the Company does not file such public reports.

During the first quarter of 2017, 1 share of Series C Preferred Stock were converted into 100,000 shares of Common Stock of the Company per the preferred shareholder’s instruction.

Blank Check Preferred Stock

As of December 31, 2017, the Company has designated 100,000,000 shares of Blank Check Preferred Stock, of which 46,132,277 shares have been issued with Designations, Rights & Privileges. The following Series have been assigned from the inventory of Blank Check Preferred Shares. The amount of undesignated Blank Check Preferred Stock is 91,160,181 as of December 31, 2017.

Series D Preferred Stock

The Company has designated 800,000 shares of preferred stock as Series D Preferred Stock (“Series D”), with a par value of $.001 per share, of which 400,000 shares were issued and outstanding as of December 31, 2017. Series D is awarded “Voting Right” at the ratio of 1 vote per share owned. Each one share of Series D converts to 5 shares of Common Stock.

On June 30, 2014, the Company completed the acquisition of Romeo’s NY Pizza. The Company issued 400,000 shares of Series D Preferred Stock (“Series D”) as consideration for this acquisition. Based on the price of $2.50 per share, the acquisition consideration represents a $1,000,000 valuation. Shares of Series D are anti-dilutive to reverse splits. The conversion rate of shares of Series D, however, would increase proportionately in the case of forward splits, and may not be diluted by a reverse split following a forward split. Each one share of Series D shall have voting rights equal to one vote of Common Stock. With respect to all matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent, the holders of the outstanding shares of Series D shall vote together with the holders of Common Stock, without regard to class, except as to those matters on which separate class voting is required by applicable law or the Corporation’s Certificate of Incorporation or Bylaws. The initial price of each share of Series D shall be $2.50.

There was no change in Series D Preferred Stock during the year ended December 31, 2017 and 2016.

Series E Preferred Stock

The Company has designated 1,000,000 shares of preferred stock as Series E Preferred Stock (“Series E”), with a par value of $.001 per share, of which 241,199 shares were issued and outstanding as of December 31, 2017. Series E is awarded “Voting Right” at the ratio of 1 vote per share owned. Each one share of Series E converts to 5 shares of Common Stock.

On July 11, 2014, the Company completed the acquisition of Edge View Properties, Inc. The Company issued 241,199 shares of Series E Preferred Stock (“Series E”) as consideration for this acquisition. Based on the price of $2.50 per share, the acquisition consideration represents a $603,000 valuation. Shares of Series E are anti-dilutive to reverse splits. The conversion rate of shares of Series E, however, would increase proportionately in the case of forward splits, and may not be diluted by a reverse split following a forward split. Each one share of Series E shall have voting rights equal to one vote of Common Stock. With respect to all matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent, the holders of the outstanding shares of Series E shall vote together with the holders of Common Stock, without regard to class, except as to those matters on which separate class voting is required by applicable law or the Corporation’s Certificate of Incorporation or Bylaws. The initial price of each share of Series E shall be $2.50.

There was no change in Series E Preferred Stock during the year ended December 31, 2017 and 2016.

Series F Preferred Stock

The Company has designated 800,000 shares of preferred stock as Series F Preferred Stock (“Series F”), with a par value of $.001 per share, of which 280,069 shares were issued and outstanding as of December 31, 2017. Series F is awarded “Voting Right” at the ratio of 1 vote per share owned. Each one share of Series F converts to 5 shares of Common Stock.

There was no change in Series F Preferred Stock during the year ended December 31, 2017 and 2016.

The Company has designated 800,000 shares of preferred stock as Series F1 Preferred Stock (“Series F1”), with a par value of $.001 per share, of which 57,193 shares were issued and outstanding as of December 31, 2017. Series F1 is “non-Voting stock”. Each one share of Series F1 converts to 5 shares of Common Stock.

On May 15, 2014, the Company completed the acquisition of We Three, LLC (d/b/a Affordable Housing Initiative) (“AHI”). The Company issued 280,069 shares of Series F Preferred Stock (“Series F”) as consideration for this acquisition. The fair value of We Three LLC was $1,000,000. Based on the price of $2.50 per share for the Series F Preferred Stock, the fair value of the stock issuance of Series F Preferred Stock was $700,174, resulting in the gain of $299,826 on investment in We Three, which was offset the goodwill impairment at the end of 2014. In addition, the Company sold 156,503 shares of Series F-1 Preferred Stock (Series F-1”), to various investors at a price of $2.50 per share, or totaled $391,248 in cash. Shares of Series F are anti-dilutive to reverse splits. The conversion rate of shares of Series F, however, would increase proportionately in the case of forward splits, and may not be diluted by a reverse split following a forward split. Each one share of Series F shall have voting rights equal to five votes of Common Stock. With respect to all matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent, the holders of the outstanding shares of Series F shall vote together with the holders of Common Stock, without regard to class, except as to those matters on which separate class voting is required by applicable law or the Corporation’s Certificate of Incorporation or Bylaws. The initial price of each share of Series F shall be $2.50.

During the first quarter of 2017, 31,997 shares of Series F1 Preferred Stock were converted into 159,985 shares of Common Stock of the Company per the preferred shareholder’s instruction.

During the second quarter of 2017, 42,640 shares of Series F1 Preferred Stock were converted into 213,200 shares of Common Stock of the Company per the preferred shareholder’s instruction.

During the third quarter of 2017, 41,318 shares of Series F1 Preferred Stock were converted into 206,600 shares of Common Stock of the Company per the preferred shareholder’s instruction.

Series G Preferred Stock

The Company has designated 20,000,000 shares of preferred stock as Series G Preferred Stock (“Series G”), with a par value of $.001 per share, of which 0 share was issued and outstanding as of December 31, 2017. Series G is awarded “Voting Right” at the ratio of 1 vote per share owned. Each one share of Series G converts to 1.25 shares of Common Stock.

The Company has designated 10,000,000 shares of preferred stock as Series G1 Preferred Stock (“Series G1”), with a par value of $.001 per share, of which 0 share was issued and outstanding as of December 31, 2017. Series G1 is “non-Voting stock”. Each one share of Series G1 converts to 1.25 shares of Common Stock.

There was no change in Series G and G1 Preferred Stock during the year ended December 31, 2017 and 2016.

Series H Preferred Stock

The Company has designated 4,859,379 shares of preferred stock as Series H Preferred Stock (“Series H”), with a par value of $.001 per share, of which 4,859,379 shares were issued and outstanding as of December 31, 2017. Series H is awarded “Voting Right” at the ratio of 1 vote per share owned. Each one share of Series H converts to 1.25 shares of Common Stock.

The Company has designated 3,000,000 shares of preferred stock as Series H1 Preferred Stock (“Series H1”), with a par value of $.001 per share, of which 0 share was issued and outstanding as of December 31, 2017. Series H1 is “non-Voting stock”. Each one share of Series H1 converts to 1.25 shares of Common Stock.

On August 10, 2016, the Company completed the acquisitions of FDR Enterprises, Inc.; Refreshment Concepts, LLC; and Repicci’s Franchise Group, LLC. (collectively referred to as “Repicci’s Group”). Pursuant to the acquisition agreement, the Company agreed to issue 4,859,379 shares of Series H Preferred Stock as consideration for the acquisition of Repicci’s Group. The combined book value of Repicci’s Group was $(203,622). Based on the price of $.15 per share for the Series H Preferred Stock, which was determined by the market price of common stock at $.12 per share on the acquisition date multiplied by the conversion ratio of 1:1.25, the fair value of the stock issuance of Series H Preferred Stock was $728,907, resulting in the goodwill of $932,529 which was offset with loss on goodwill impairment during the quarter ended December 31, 2017. The 4,859,379 shares of Series H Preferred Stock were issued during the first quarter of 2017.

There was no change in Series H and H1 Preferred Stock during the year ended December 31, 2016.

Series I Preferred Stock

The Company has designated 20,000,000 shares of preferred stock as Series I Preferred Stock (“Series I”), with a par value of $.001 per share, of which 203,655 shares was issued and outstanding as of December 31, 2017. Series I is awarded “Voting Right” at the ratio of 1 vote per share owned. Each one share of Series I converts to 1.50 shares of Common Stock.

During the first quarter of 2017, one investor submitted a subscription agreement to the Company regarding the purchase of 29,412 shares of the Company’s Series I Preferred Stock by cash payment of $10,000, which was collected during the first quarter of 2017. During the second quarter of 2017, the same investor submitted a subscription agreement to the Company regarding the purchase of 83,334 shares of the Company’s Series I Preferred Stock by cash payment of $10,000. The transactions were independently negotiated between the Company and the investor. The proceeds from the subscription agreement mitigated the Company’s cash pressure in short term. The total 112,746 shares of Series I Preferred Stock were issued during the second quarter of 2017.

During the second quarter of 2017, a related party submitted a subscription agreement to the Company regarding the purchase of 90,909 shares of the Company’s Series I Preferred Stock by cash payment of $10,000, which was collected during the second quarter of 2017. The transaction was independently negotiated between the Company and the related party. The proceeds from the subscription agreement mitigated the Company’s cash pressure in short term.

During the year ended December 31, 2017, 564,538 shares of Series I Preferred Stock were converted into 626,220 shares of Common Stock of the Company per the preferred shareholder’s instruction.

Series J Preferred Stock

The Company has designated 10,000,000 shares of preferred stock as Series J Preferred Stock (“Series J”), with a par value of $.001 per share, of which 0 share was issued and outstanding as of December 31, 2017. Series J is awarded “Voting Right” at the ratio of 1 vote per share owned. Each one share of Series J converts to 1.25 shares of Common Stock.

The Company has designated 7,500,000 shares of preferred stock as Series J1 Preferred Stock (“Series J1”), with a par value of $.001 per share, of which 0 share was issued and outstanding as of June 30, 2017. Series J1 is “non-Voting stock”. Each one share of Series J1 converts to 1.25 shares of Common Stock.

There was no change in Series J and J1 Preferred Stock during the year ended December 31, 2017 and 2016.

Series K Preferred Stock

The Company has designated 9,607,840 shares of preferred stock as Series K Preferred Stock (“Series K”), with a par value of $.001 per share, of which 0 share was issued and outstanding as of December 31, 2017. Series K is awarded “Voting Right” at the ratio of 1 vote per share owned. Each one share of Series K converts to 1.25 shares of Common Stock.

The Company has designated 35,000,000 shares of preferred stock as Series K1 Preferred Stock (“Series K1”), with a par value of $.001 per share, of which 0 share was issued and outstanding as of December 31, 2017. Series K1 is “non-Voting stock”. Each one share of Series K1 converts to 1.25 shares of Common Stock.

There was no change in Series K and K1 Preferred Stock during the year ended December 31, 2017

2018

Series B Preferred Stock

During the year ended December 31, 2018, the holder of 33,999 shares of Series B Preferred Stock exercised the option to convert into 169,995 shares of Common Stock of the Company. Pre-reverse.

Series C Preferred Stock

During the year ended December 31, 2018, the Company issued 2 shares of Series C Preferred stock to the prior owners of Edgeview Properties for services provided to the Company.

Series H Preferred Stock

During the year ended December 31, 2018, the holder of 4,859,469 shares of Series H Preferred Stock exercised the option to convert into 6,074,223 shares of Common Stock of the Company. Pre-reverse.

Series I Preferred Stock

During the year ended December 31, 2018, the holder of 203,655 shares of Series I Preferred Stock exercised the option to convert into 305,483 shares of Common Stock of the Company. Pre-reverse.

During the year ended December 31, 2018, the Company agreed to issued 125,000,000 shares each as a bonus to Daniel Thompson and Alex Cunningham, for their efforts related to the significant acquisitions that occurred during the year. These shares have not been issued, but are deemed effective on the grant date of November 27, 2018 and an accrual for stock based compensation of 100,000

Series K Preferred Stock

During the year ended December 31, 2018, the Company issued 8,200,562  shares of series K Preferred Stock to the prior owners of Red Rock Travel Group. The fair market value of the shares on the date of issuances was $0.0201 per share, at a total cost of $175,000.

Series K-1 Preferred Stock

During the year ended December 31, 2018, the Company issued 1,447,457 shares of Series K-1 Preferred Stock in settlement of a note payable. The fair market value of the shares were valued at the face amount of the note of $100,000.

Series L Preferred Stock

During the year ended December 31, 2018, the Company issued 98,307,692 shares of Series L Preferred Stock to the prior owner of Platinum Tax Defenders. The fair market value of the shares on the date of issuances was $0.013 per share, at a total cost of $1,278,000.

Common Stock (pre reverse 1500:1 stock split)

2017

On February 10, 2017, the Company entered into a consulting agreement with an unrelated party, pursuant to which the Company agreed to issue total 800,000 shares to the consultant in four allotments, or 200,000 shares each, for consulting services related to marketing and business development. During the first quarter of 2017, 250,000 shares were issued. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $.235 per share. During the second quarter of 2017, the difference of 150,000 shares were not issued as of the date of the Report. The fair value of the 150,000 shares was $15,600, or approximately $.104 per share. During the third quarter of 2017, the third installment of 200,000 shares were not issued as of the date of the Report. The fair value of the 200,000 shares was $27,475, or approximately $.1099 per share. Accordingly, the Company recognized stock based compensation of $101,825 to the consolidated statements of operations for the year ended December 31, 2017 and recorded $43,075 as accrued expenses in the consolidated balance sheet as of December 31, 2017.

During the first quarter of 2017, the note holder converted $1,785 principal, $2,102 processing cost reimbursement and accrued interest into 777,400 shares of common stock at a conversion price of $0.005 per share.

During the first quarter of 2017, the note holder converted $6,000 principal into 200,000 shares of common stock at a conversion price of $0.03 per share.

On January 24, 2017, the Company issued 173,585 shares of Common Stock to settle $34,717 due to the prior owner of Repicci’s Franchise Group LLC, pursuant to the Acquisition Agreement, dated August 10, 2016. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $0.24 per share, resulting in loss from extinguishment of debt in amount of $6,943.

On January 24, 2017, the Company issued 2,010,490 shares of Common Stock to settle $402,098 due to the prior owner of Refreshment Concepts LLC, pursuant to the Acquisition Agreement, dated August 10, 2016. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $0.24 per share, resulting in loss from extinguishment of debt in amount of $80,420.

On March 20, 2017, the Company issued 60,000 shares of Common Stock to settle consulting fees of $15,000. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $0.1965 per share, resulting in gain from extinguishment of debt in amount of $3,210.

During the three months ended March 31, 2017, one investor submitted a subscription agreement to the Company regarding the purchase of 100,000 shares of Common Stock by cash payment of $10,000. The transaction was independently negotiated between the Company and the investor. The proceeds from the subscription agreement mitigated the Company’s cash pressure in short term.

On July 11, 2017 the Company’s Board of Directors approved a resolution to increase the authorized common shares to 500,000,000 at par value $0.001.

During the second quarter of 2017, the Company issued 100,000 shares of Common Stock to an attorney for legal services. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $.1145 per share. Accordingly, the Company recognized stock based compensation of $11,450 to the consolidated statements of operations for the year ended December 31, 2017.

During the second quarter of 2017, the Company issued 906,907 shares of Common Stock to We Three, a related party, for services rendered. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $.0799 per share. Accordingly, the Company recognized stock based compensation of $90,691 to the consolidated statements of operations for the year ended December, 2017.

During the second quarter of 2017, the Company redeemed 500,000 shares from a shareholder for a cash payment of $2,500. The 500,000 shares were returned to the treasury for cancellation and the $2,500 was recorded as accrued liabilities in the consolidated balance sheet as of December 31, 2017.

During the second quarter of 2017, the note holders converted $18,853 principal, including $3,000 processing cost reimbursement, and $12,317 accrued interest into 1,039,000 shares of common stock at a conversion price of $0.03 per share.

During the second quarter of 2017, the note holders converted $18,147 principal, including $2,995 in fees and accrued interest into 704,733 shares of common stock at a conversion price of $0.03 per share.

On September 15, 2017, the Company issued 19,000,000 shares of Common Stock to settle $1,415,600 in accrued salaries to current and former officers of the Company. Additionally, the Company issued 1,000,000 shares to a former employee as a one time bonus, valued at $70,000. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $0.07 per share. Accordingly, the Company reduced its accrued expenses by $1,415,600 and stock based compensation by $70,000. The difference in the fair market value of the shares and the related expenses was recorded to additional paid in capital.

During the quarter ended December 31, 2017, the Company issued 6,761,454 shares of common stock for the conversion of unpaid convertible notes principal and processing cost reimbursement and interest in the amount of $81,664 at a prices ranging from $0.00825 to $0.01470 per share.

During the fourth quarter of 2017, 6,000 shares of Series B Preferred Stock were converted into 30,000 shares of Common Stock of the Company per the preferred shareholder’s instruction.

During the fourth quarter of 2017, the company issued 1,508 shares of Common Stock for a correction of a prior period conversion of Series B Preferred Stock.

During the quarter ended September 30, 2017, the Company negotiated an agreement to cancel 500,000 shares previously issued to a third party consultant for services and to issue 25,000 shares of common stock for services rendered. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $0.0699 per share. Accordingly, the Company calculated the stock based compensation of $1,748 at its fair value and included it in the consolidated statements of operations for the year ended December 31, 2017 and reduced selling general and administrative expenses by $500.

During the quarter ended December 31, 2017, the Company negotiated an agreement to cancel 500,000 shares previously issued to a third party consultant for services and to issue 25,000 shares of common stock for services rendered. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $0.050 per share. Accordingly, the Company calculated the stock based compensation of $1,250 at its fair value and included it in the consolidated statements of operations for the year ended December 31, 2017 and reduced selling general and administrative expenses by $500.

2018

See Note 11 for further issuance information related to conversion of indebtedness to common stock.

During the year ended December 31, 2018, the Company canceled 1,000,000 shares previously issued and issued 3,886,930 shares to third-party consultants. The fair market value of the shares on the date of issuances was $0.0186 to $0.0247 per share, at a total cost of $86,751. The Company also issued 3,428,571 shares in settlement of $240,000 in liabilities owed to a former officer of the Company.